Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Floating Rate Fund
(the "Fund")

Supplement dated April 15, 2021
to the Fund's Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares Prospectus, and Class P3 shares Prospectus
(each a "Prospectus" and collectively the "Prospectuses"),
each dated July 31, 2020

On January 14, 2021, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee, sub-advisory fee, and expense limits, effective January 1, 2021.

Charles LeMieux, Portfolio Manager, and Senior Vice President of Voya Investment Management's Senior Loan Group will retire effective May 31, 2021 and therefore will no longer serve as a portfolio manager of the Fund. In addition, effective May 31, 2021, Kelly Byrne will be added as a portfolio manager of the Fund.

Effective January 1, 2021, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares Prospectus

1.   The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses2

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	P
Management Fees	%	0.64	0.64	0.64	0.64
Distribution and/or Shareholder Services (12b-1)%		0.25	1.00	None	None
Fees
Other Expenses	%	0.33	0.33	0.23	0.20
Total Annual Fund Operating Expenses	%	1.22	1.97	0.87	0.84
Waivers and Reimbursements3%		(0.17)	(0.17)	(0.07)	(0.64)
Total Annual Fund Operating Expenses After Waivers	%	1.05	1.80	0.80	0.20
and Reimbursements
Class		R	T	W
Management Fees	%	0.64	0.64	0.64
Distribution and/or Shareholder Services (12b-1)%		0.50	0.25	None
Fees
Other Expenses	%	0.33	0.33	0.33
Total Annual Fund Operating Expenses	%	1.47	1.22	0.97
Waivers and Reimbursements3%		(0.17)	(0.17)	(0.17)
Total Annual Fund Operating Expenses After Waivers	%	1.30	1.05	0.80
and Reimbursements

1   A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.

2   Expense information has been restated to reflect current contractual rates.

3   The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%. 1.25%, 1.00%, and 0.75% for Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares, respectively, through August 1, 2022. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, 0.95%, and 0.70% for Class A, Class C, Class I, Class R, Class T, and Class W shares, respectively, through August 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund's board.

2.   The table in the section entitled "Expense Example" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$354	611	888	1,676
C	Sold	$283	602	1,047	2,282
	Held	$183	602	1,047	2,282
I	Sold or Held	$82	271	475	1,066
P	Sold or Held	$20	204	403	978
R	Sold or Held	$132	448	787	1,743
T	Sold or Held	$354	611	888	1,676
W	Sold or Held	$82	292	520	1,174

Class P3 shares Prospectus

1.   The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		P3
Management Fees	%	0.64
Distribution and/or Shareholder Services (12b-1)%		None
Fees
Other Expenses	%	0.21
Total Annual Fund Operating Expenses	%	0.85
Waivers and Reimbursements2%		(0.75)
Total Annual Fund Operating Expenses After Waivers	%	0.10
and Reimbursements

1   Expense information has been restated to reflect current contractual rates.

2   The adviser is contractually obligated to limit expenses to 0.00%, Class P3 shares through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.

2.   The table in the section entitled "Expense Example" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$10	196	398	979

Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Floating Rate Fund
(the "Fund")

Supplement dated April 15, 2021
to the Fund's Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares Prospectus, and Class P3 shares Prospectus
(each a "Prospectus" and collectively the "Prospectuses"),
each dated July 31, 2020

On January 14, 2021, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee, sub-advisory fee, and expense limits, effective January 1, 2021.

Charles LeMieux, Portfolio Manager, and Senior Vice President of Voya Investment Management's Senior Loan Group will retire effective May 31, 2021 and therefore will no longer serve as a portfolio manager of the Fund. In addition, effective May 31, 2021, Kelly Byrne will be added as a portfolio manager of the Fund.

Effective January 1, 2021, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares Prospectus

1.   The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses2

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	P
Management Fees	%	0.64	0.64	0.64	0.64
Distribution and/or Shareholder Services (12b-1)%		0.25	1.00	None	None
Fees
Other Expenses	%	0.33	0.33	0.23	0.20
Total Annual Fund Operating Expenses	%	1.22	1.97	0.87	0.84
Waivers and Reimbursements3%		(0.17)	(0.17)	(0.07)	(0.64)
Total Annual Fund Operating Expenses After Waivers	%	1.05	1.80	0.80	0.20
and Reimbursements
Class		R	T	W
Management Fees	%	0.64	0.64	0.64
Distribution and/or Shareholder Services (12b-1)%		0.50	0.25	None
Fees
Other Expenses	%	0.33	0.33	0.33
Total Annual Fund Operating Expenses	%	1.47	1.22	0.97
Waivers and Reimbursements3%		(0.17)	(0.17)	(0.17)
Total Annual Fund Operating Expenses After Waivers	%	1.30	1.05	0.80
and Reimbursements

1   A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.

2   Expense information has been restated to reflect current contractual rates.

3   The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%. 1.25%, 1.00%, and 0.75% for Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares, respectively, through August 1, 2022. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, 0.95%, and 0.70% for Class A, Class C, Class I, Class R, Class T, and Class W shares, respectively, through August 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund's board.

2.   The table in the section entitled "Expense Example" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$354	611	888	1,676
C	Sold	$283	602	1,047	2,282
	Held	$183	602	1,047	2,282
I	Sold or Held	$82	271	475	1,066
P	Sold or Held	$20	204	403	978
R	Sold or Held	$132	448	787	1,743
T	Sold or Held	$354	611	888	1,676
W	Sold or Held	$82	292	520	1,174

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2022
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 354
3 Yrs	rr_ExpenseExampleYear03	611
5 Yrs	rr_ExpenseExampleYear05	888
10 Yrs	rr_ExpenseExampleYear10	1,676
1 Yr	rr_ExpenseExampleNoRedemptionYear01	354
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	611
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	888
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,676
Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.80%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 283
3 Yrs	rr_ExpenseExampleYear03	602
5 Yrs	rr_ExpenseExampleYear05	1,047
10 Yrs	rr_ExpenseExampleYear10	2,282
1 Yr	rr_ExpenseExampleNoRedemptionYear01	183
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	602
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,282
Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 82
3 Yrs	rr_ExpenseExampleYear03	271
5 Yrs	rr_ExpenseExampleYear05	475
10 Yrs	rr_ExpenseExampleYear10	1,066
1 Yr	rr_ExpenseExampleNoRedemptionYear01	82
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	271
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	475
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,066
Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.20%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 20
3 Yrs	rr_ExpenseExampleYear03	204
5 Yrs	rr_ExpenseExampleYear05	403
10 Yrs	rr_ExpenseExampleYear10	978
1 Yr	rr_ExpenseExampleNoRedemptionYear01	20
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	204
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	403
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 978
Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.30%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 132
3 Yrs	rr_ExpenseExampleYear03	448
5 Yrs	rr_ExpenseExampleYear05	787
10 Yrs	rr_ExpenseExampleYear10	1,743
1 Yr	rr_ExpenseExampleNoRedemptionYear01	132
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	448
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	787
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,743
Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 354
3 Yrs	rr_ExpenseExampleYear03	611
5 Yrs	rr_ExpenseExampleYear05	888
10 Yrs	rr_ExpenseExampleYear10	1,676
1 Yr	rr_ExpenseExampleNoRedemptionYear01	354
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	611
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	888
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,676
Class A, C, I, P, R, T and W Shares | Voya Floating Rate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 82
3 Yrs	rr_ExpenseExampleYear03	292
5 Yrs	rr_ExpenseExampleYear05	520
10 Yrs	rr_ExpenseExampleYear10	1,174
1 Yr	rr_ExpenseExampleNoRedemptionYear01	82
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	292
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	520
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,174
Class P3 Shares | Voya Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Floating Rate Fund
(the "Fund")

Supplement dated April 15, 2021
to the Fund's Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares Prospectus, and Class P3 shares Prospectus
(each a "Prospectus" and collectively the "Prospectuses"),
each dated July 31, 2020

On January 14, 2021, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee, sub-advisory fee, and expense limits, effective January 1, 2021.

Charles LeMieux, Portfolio Manager, and Senior Vice President of Voya Investment Management's Senior Loan Group will retire effective May 31, 2021 and therefore will no longer serve as a portfolio manager of the Fund. In addition, effective May 31, 2021, Kelly Byrne will be added as a portfolio manager of the Fund.

Effective January 1, 2021, the Fund's Prospectuses are revised as follows:

Class P3 shares Prospectus

1.   The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		P3
Management Fees	%	0.64
Distribution and/or Shareholder Services (12b-1)%		None
Fees
Other Expenses	%	0.21
Total Annual Fund Operating Expenses	%	0.85
Waivers and Reimbursements2%		(0.75)
Total Annual Fund Operating Expenses After Waivers	%	0.10
and Reimbursements

1   Expense information has been restated to reflect current contractual rates.

2   The adviser is contractually obligated to limit expenses to 0.00%, Class P3 shares through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.

2.   The table in the section entitled "Expense Example" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$10	196	398	979

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Class P3 Shares | Voya Floating Rate Fund | Class P3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.10%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 10
3 Yrs	rr_ExpenseExampleYear03	196
5 Yrs	rr_ExpenseExampleYear05	398
10 Yrs	rr_ExpenseExampleYear10	979
1 Yr	rr_ExpenseExampleNoRedemptionYear01	10
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	196
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	398
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 979

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%. 1.25%, 1.00%, and 0.75% for Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares, respectively, through August 1, 2022. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, 0.95%, and 0.70% for Class A, Class C, Class I, Class R, Class T, and Class W shares, respectively, through August 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund's board.
[3]	The adviser is contractually obligated to limit expenses to 0.00%, Class P3 shares through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.